INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Educational merchandise	$ 4,811	$ 3,549
Inventories	4,811	3,549
Inventory reserve	$ 0	$ 0	$ 0